Note 8 - Convertible Notes Payable	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Text Block]
Note 8 – Convertible Notes Payable

Asher November 29, 2011 convertible note.  On November 29, 2011 the Company received a note in the amount of $42,500 from Asher Enterprises, Inc.  The note bears a simple interest of 8% per annum from the date hereof (the “Issue Date”) until it becomes due and payable, whether at maturity date on September 5, 2012. The note is convertible into shares of Class A Common Stock, $0.0001 par value per share.

Conversion Rights: At any time on or prior to the Maturity Date, subject to the written consent of the Company, all or any portion of the then outstanding Principal Amount and accrued but unpaid interest of the Notes may be converted (the "Optional Conversion") into a number of shares of the Company’s common stock (the "Optional Conversion Shares") equal to the amount of the then outstanding Principal Amount plus the then accrued but unpaid interest to be converted, divided by the Conversion Price which shall be $0.03 per Optional Conversion Share.

In accordance with ASC 470-20, Debt with conversions and other options, the proceeds from Asher Enterprises were allocated based on the relative fair value of the note without the warrant issued in conjunction with the note and of the warrant itself at the time of issuance. We recorded the relative fair value of the warrant issued to Asher Enterprise in the amount of $14,986 as a debt discount upon issuance, and amortized this debt discount as interest expense over the life of the note.  Additionally, as a result of issuing the warrant with the subordinated convertible promissory note, a beneficial conversion option was recorded as a debt discount reflecting the incremental intrinsic value benefit of $27,514, at the time of issuance provided to the holder of the note, which was also amortized as interest expense over the life of the note.  The convertible notes was converted to common stocks on June 5, 2012.  We recorded zero interest expense for the three months ended September 30, 2012 and 2011 in connection with the Asher note.  As the convertible notes was converted prior to the maturity date on September 5, 2012, the unamortized discount of $9,982 was reversed as a debt discount as of June 30, 2012.

Asher January 10, 2012 convertible note.  On January 10, 2012 the Company received a note in the amount of $32,500 from Asher Enterprises, Inc.  The note bears a simple interest of 8% per annum from the date hereof (the “Issue Date”) until it becomes due and payable, whether at maturity date on October 12, 2012. The note is convertible into shares of Class A Common Stock, $0.0001 par value per share.

Conversion Rights: At any time on or prior to the Maturity Date, subject to the written consent of the Company, all or any portion of the then outstanding Principal Amount and accrued but unpaid interest of the Notes may be converted (the "Optional Conversion") into a number of shares of the Company’s common stock (the "Optional Conversion Shares") equal to the amount of the then outstanding Principal Amount plus the then accrued but unpaid interest to be converted, divided by the Conversion Price which shall be $0.03 per Optional Conversion Share.

In accordance with ASC 470-20, Debt with conversions and other options, the proceeds from Asher Enterprises were allocated based on the relative fair value of the note without the warrant issued in conjunction with the note and of the warrant itself at the time of issuance. We recorded the relative fair value of the warrant issued to Asher Enterprise in the amount of $11,691 as a debt discount upon issuance, and amortized this debt discount as interest expense over the life of the note.  Additionally, as a result of issuing the warrant with the subordinated convertible promissory note, a beneficial conversion option was recorded as a debt discount reflecting the incremental intrinsic value benefit of $20,809, at the time of issuance provided to the holder of the note, which was also amortized as interest expense over the life of the note.  The convertible notes was converted to common stocks on July 16, 2012.  We recorded interest expense of $2,891 and zero, respectively, for the three months ended September 30, 2012 and 2011 in connection with the Asher note.  As the convertible notes was converted prior to the maturity date on September 5, 2012, the unamortized discount of $10,641 was reversed as a debt discount as of September 30, 2012.

Asher February 28, 2012 convertible note.  On February 28, 2012 the Company received a note in the amount of $32,500 from Asher Enterprises, Inc.  The note bears a simple interest of 8% per annum from the date hereof (the “Issue Date”) until it becomes due and payable, whether at maturity date on November 30, 2012. The note is convertible into shares of Class A Common Stock, $0.0001 par value per share.

Conversion Rights: At any time on or prior to the Maturity Date, subject to the written consent of the Company, all or any portion of the then outstanding Principal Amount and accrued but unpaid interest of the Notes may be converted (the "Optional Conversion") into a number of shares of the Company’s common stock (the "Optional Conversion Shares") equal to the amount of the then outstanding Principal Amount plus the then accrued but unpaid interest to be converted, divided by the Conversion Price which shall be $0.03 per Optional Conversion Share.

In accordance with ASC 470-20, Debt with conversions and other options, the proceeds from Asher Enterprises were allocated based on the relative fair value of the note without the warrant issued in conjunction with the note and of the warrant itself at the time of issuance. We recorded the relative fair value of the warrant issued to Asher Enterprise in the amount of $11,708 as a debt discount upon issuance, and amortized this debt discount as interest expense over the life of the note.  Additionally, as a result of issuing the warrant with the subordinated convertible promissory note, a beneficial conversion option was recorded as a debt discount reflecting the incremental intrinsic value benefit of $20,792, at the time of issuance provided to the holder of the note, which was also amortized as interest expense over the life of the note.  The convertible notes was converted to common stocks on July 16, 2012.  We recorded interest expense of $14,601 and zero, respectively, for the three months ended September 30, 2012 and 2011 in connection with the Asher note.  As the convertible notes was converted prior to the maturity date on September 3, 2012, the unamortized discount of $10,362 was reversed as a debt discount as of September 30, 2012.

Asher April 26, 2012 convertible note.  On April 26, 2012 the Company received a note in the amount of $47,500 from Asher Enterprises, Inc.  The note bears a simple interest of 8% per annum from the date hereof (the “Issue Date”) until it becomes due and payable, whether at maturity date on January 30, 2013. The note is convertible into shares of Class A Common Stock, $0.0001 par value per share.

Conversion Rights: At any time on or prior to the Maturity Date, subject to the written consent of the Company, all or any portion of the then outstanding Principal Amount and accrued but unpaid interest of the Notes may be converted (the "Optional Conversion") into a number of shares of the Company’s common stock (the "Optional Conversion Shares") equal to the amount of the then outstanding Principal Amount plus the then accrued but unpaid interest to be converted, divided by the Conversion Price which shall be $0.01 per Optional Conversion Share.

In accordance with ASC 470-20, Debt with conversions and other options, the proceeds from Asher Enterprises were allocated based on the relative fair value of the note without the warrant issued in conjunction with the note and of the warrant itself at the time of issuance. We recorded the relative fair value of the warrant issued to Asher Enterprise in the amount of $42,582 as a debt discount upon issuance, and amortized this debt discount as interest expense over the life of the note.  Additionally, as a result of issuing the warrant with the subordinated convertible promissory note, a beneficial conversion option was recorded as a debt discount reflecting the incremental intrinsic value benefit of $4,918, at the time of issuance provided to the holder of the note, which was also amortized as interest expense over the life of the note.  We recorded interest expense of $15,663 and zero, respectively, for the three months ended September 30, 2012 and 2011 in connection with the Asher note.

Asher June 21, 2012 convertible note.  On June 21, 2012 the Company received a note in the amount of $32,500 from Asher Enterprises, Inc.  The note bears a simple interest of 8% per annum from the date hereof (the “Issue Date”) until it becomes due and payable, whether at maturity date on March 25, 2013. The note is convertible into shares of Class A Common Stock, $0.0001 par value per share.

Conversion Rights: At any time on or prior to the Maturity Date, subject to the written consent of the Company, all or any portion of the then outstanding Principal Amount and accrued but unpaid interest of the Notes may be converted (the "Optional Conversion") into a number of shares of the Company’s common stock (the "Optional Conversion Shares") equal to the amount of the then outstanding Principal Amount plus the then accrued but unpaid interest to be converted, divided by the Conversion Price which shall be $0.01 per Optional Conversion Share.

In accordance with ASC 470-20, Debt with conversions and other options, the proceeds from Asher Enterprises were allocated based on the relative fair value of the note without the warrant issued in conjunction with the note and of the warrant itself at the time of issuance. We recorded the relative fair value of the warrant issued to Asher Enterprise in the amount of $30,631 as a debt discount upon issuance, and amortized this debt discount as interest expense over the life of the note.  Additionally, as a result of issuing the warrant with the subordinated convertible promissory note, a beneficial conversion option was recorded as a debt discount reflecting the incremental intrinsic value benefit of $1,869, at the time of issuance provided to the holder of the note, which was also amortized as interest expense over the life of the note.  We recorded interest expense of $10,717 and zero, respectively, for the three months ended September 30, 2012 and 2011 in connection with the Asher note.

Asher August 7, 2012 convertible note.  On August 7, 2012 the Company received a note in the amount of $32,500 from Asher Enterprises, Inc.  The note bears a simple interest of 8% per annum from the date hereof (the “Issue Date”) until it becomes due and payable, whether at maturity date on May 9, 2013. The note is convertible into shares of Class A Common Stock, $0.0001 par value per share.

Conversion Rights: At any time on or prior to the Maturity Date, subject to the written consent of the Company, all or any portion of the then outstanding Principal Amount and accrued but unpaid interest of the Notes may be converted (the "Optional Conversion") into a number of shares of the Company’s common stock (the "Optional Conversion Shares") equal to the amount of the then outstanding Principal Amount plus the then accrued but unpaid interest to be converted, divided by the Conversion Price which shall be $0.01 per Optional Conversion Share.

In accordance with ASC 470-20, Debt with conversions and other options, the proceeds from Asher Enterprises were allocated based on the relative fair value of the note without the warrant issued in conjunction with the note and of the warrant itself at the time of issuance. We recorded the relative fair value of the warrant issued to Asher Enterprise in the amount of $6,609 as a debt discount upon issuance, and amortized this debt discount as interest expense over the life of the note.  Additionally, as a result of issuing the warrant with the subordinated convertible promissory note, a beneficial conversion option was recorded as a debt discount reflecting the incremental intrinsic value benefit of $25,891, at the time of issuance provided to the holder of the note, which was also amortized as interest expense over the life of the note.  The convertible notes was converted to common stocks on July 16, 2012.  We recorded interest expense of $6,500 and zero, respectively, for the three months ended September 30, 2012 and 2011 in connection with the Asher note.

Asher August 27, 2012 convertible note.  On August 27, 2012 the Company received a note in the amount of $32,500 from Asher Enterprises, Inc.  The note bears a simple interest of 8% per annum from the date hereof (the “Issue Date”) until it becomes due and payable, whether at maturity date on May 30, 2013. The note is convertible into shares of Class A Common Stock, $0.0001 par value per share.

Conversion Rights: At any time on or prior to the Maturity Date, subject to the written consent of the Company, all or any portion of the then outstanding Principal Amount and accrued but unpaid interest of the Notes may be converted (the "Optional Conversion") into a number of shares of the Company’s common stock (the "Optional Conversion Shares") equal to the amount of the then outstanding Principal Amount plus the then accrued but unpaid interest to be converted, divided by the Conversion Price which shall be $0.01 per Optional Conversion Share.

In accordance with ASC 470-20, Debt with conversions and other options, the proceeds from Asher Enterprises were allocated based on the relative fair value of the note without the warrant issued in conjunction with the note and of the warrant itself at the time of issuance. We recorded the relative fair value of the warrant issued to Asher Enterprise in the amount of $6,670 as a debt discount upon issuance, and amortized this debt discount as interest expense over the life of the note.  Additionally, as a result of issuing the warrant with the subordinated convertible promissory note, a beneficial conversion option was recorded as a debt discount reflecting the incremental intrinsic value benefit of $25,830, at the time of issuance provided to the holder of the note, which was also amortized as interest expense over the life of the note.  The convertible notes was converted to common stocks on July 16, 2012.  We recorded interest expense of $4,004 and zero, respectively, for the three months ended September 30, 2012 and 2011 in connection with the Asher note.

The following table reflects the carrying values of our short-term notes payable as of September 30, 2012:

Current notes payable
	Total loan	Loan conversion to common stocks	Debt Discount	Net notes payable

Asher Graystone note 1	$(32,500.00)	$21,859.43	$(10,640.57)	$-
Asher Graystone note 2	(32,500)	22,138	(10,362)	-
Asher Graystone note 3	(42,500)	32,518	(9,982)	-
Asher Graystone note 4	(47,500)		20,771	(26,729)
Asher Graystone note 5	(32,500)		14,211	(18,289)
Asher Graystone note 6	(32,500)		26,000	(6,500)
Asher Graystone note 7	(32,500)		28,496	(4,004)
				-
Total convertible notes payable	$(252,500)	$76,515	$58,493	$(117,492)
Notes from related parties				(281,372)
Loans from shareholders				(115,373)
Other loan				(5,805)
Total short-term notes payable				$(520,042)

For the three months and nine months ended September 30, 2012, the total accrued interest and interest on beneifical conversion features was $50,595 and $109,501, respectively.

Moreover the following table summarizes the Future maturities of Loans Payable as of September 30, 2012 are as follows:

Principal
12/31/2012	$402,550
12/31/2013	117,492
12/31/2014	-
12/31/2015	-
12/31/2016	-
Thereafter	-
Total	$520,042